SHARE-BASED COMPENSATION (Details 2) (Stock options, JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 70,796	¥ 54,919	¥ 44,268
Income tax benefit	(6,426)	(3,138)	(485)
Total share-based compensation expense, net of tax	64,370	51,781	43,783
Non-employees
Share-based compensation expense
Pre-tax share-based compensation expense		4,922
8th series Stock Option Grant
Share-based compensation expense
Total share-based compensation expense, net of tax	23,742
Cost of revenue
Share-based compensation expense
Pre-tax share-based compensation expense	8,565	11,233	9,654
Selling, general and administrative expenses
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 62,231	¥ 43,686	¥ 34,614